Loans Receivable - Reconciliation of Allowance for Credit Losses (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Receivables [Abstract]
Beginning balance	$ (596,963)	$ (61,319)	$ (17,777)
Provision for credit losses	580,008	614,684	63,492
Loans charged off	(252,824)	(79,040)	(19,950)
Ending balance	$ (924,147)	$ (596,963)	$ (61,319)
Individually
Collectively	$ 924,147	$ 596,963	$ 61,319